Interests in joint operations - Assets/liabilities (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Nov. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
INTERESTS IN JOINT OPERATIONS
Right-of-use asset	R 297		R 109	R 0
Kroondal Mine
INTERESTS IN JOINT OPERATIONS
Property, plant and equipment		R 1,027
Right-of-use asset		2
Environmental rehabilitation obligation funds		260
Other receivables		255
Inventories		97
Trade and other receivables		1,731
Cash and cash equivalents		489
Environmental rehabilitation obligation and other provisions		(818)
Deferred tax liabilities		(142)
Other payables		(23)
Cash-settled share-based payment obligations		(15)
Trade and other payables		(509)
Total fair value of previously held interest		R 2,354